Other assets and prepaid expenses - Summary of Other Current Assets and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Tax credits	$ 33,212	$ 37,608
Prepaid expenses and advance to suppliers	18,589	9,293
Seller indemnification	1,015	2,409
Account receivable related to non-air segment business sale	1,974	0
Others	2,474	2,977
Total other current assets and prepaid expenses	$ 57,264	$ 52,287